Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 6,677		¥ 8,306
Payments for computer systems under non-cancelable contracts	4,947	¥ 4,240
Estimated construction costs	183,565		131,948
Total unused credit and capital amount available	654,261		366,534
Guarantee Obligations Maximum Exposure	1,118,630		1,151,414
Guarantee Obligations Current Carrying Value	9,384		8,424
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,493,722		2,587,597
Investments In Subsidaries Pledged	9,230		9,299
Provision for credit losses in the consolidated statements of income	1,673	¥ 591
Integrated Resort Development
Commitments and Contingencies Disclosure [Line Items]
Total unused credit and capital amount available	270,168
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	6,010		5,116
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	179,227		179,683
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Investment in securities pledged for primarily collateral deposits	183,889		367,973
Secured debt	81,554		34,204
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	594,881		608,543
Guarantee Obligations Current Carrying Value	5,046		4,839
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	484,000		484,000
Guarantee Obligations Current Carrying Value	¥ 2,455		¥ 2,327